Segment Disclosures (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment revenues:
Total revenues	$ 6,860		$ 7,486		$ 7,930
Segment profit (loss)	1,701		1,960		2,216
Equity earnings (losses)	134	[1]	111	[1]	155	[1]
Income (loss) from investments	28	[1]	49	[1]	7	[1]
Operating income (loss)	1,375		1,612		1,867
Other financial information:
Depreciation and amortization	815		756		661
Total assets and equity method investments by reporting segment
Total assets	27,142		24,327
Equity Method Investments	4,360		3,987
Service [Member]
Segment revenues:
Total revenues	2,939		2,729		2,532
Product [Member]
Segment revenues:
Total revenues	3,921		4,757		5,398
Williams Partners [Member] | Service [Member]
Segment revenues:
Total revenues	2,914		2,714		2,518
Williams Partners [Member] | Product [Member]
Segment revenues:
Total revenues	3,921		4,757		5,398
Williams NGL & Petchem Services [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Williams NGL & Petchem Services [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Access Midstream Partners [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Access Midstream Partners [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Other [Member] | Service [Member]
Segment revenues:
Total revenues	25		15		14
Other [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member]
Segment revenues:
Operating income (loss)	1,539		1,800		2,054
Other financial information:
Additions to long-lived assets	3,731		6,018		1,530
Depreciation and amortization	815		756		661
Operating Segments [Member] | Williams Partners [Member]
Segment revenues:
Total revenues	6,835		7,471		7,916
Segment profit (loss)	1,677		1,907		2,174
Equity earnings (losses)	104		111		142
Income (loss) from investments	(3)		(4)		(4)
Operating income (loss)	1,576		1,800		2,036
Other financial information:
Additions to long-lived assets	3,409		5,851		1,484
Depreciation and amortization	791		734		637
Total assets and equity method investments by reporting segment
Total assets	23,571		20,678
Equity Method Investments	2,187		1,800
Operating Segments [Member] | Williams Partners [Member] | Service [Member]
Segment revenues:
Total revenues	2,914		2,714		2,518
Operating Segments [Member] | Williams Partners [Member] | Product [Member]
Segment revenues:
Total revenues	3,921		4,757		5,398
Operating Segments [Member] | Williams NGL & Petchem Services [Member]
Segment revenues:
Total revenues	0		0		0
Segment profit (loss)	(32)		(3)		18
Equity earnings (losses)	0		0		0
Income (loss) from investments	0		0		0
Operating income (loss)	(32)		(3)		18
Other financial information:
Additions to long-lived assets	295		136		0
Depreciation and amortization	0		0		0
Total assets and equity method investments by reporting segment
Total assets	486		146
Equity Method Investments	12		0
Operating Segments [Member] | Williams NGL & Petchem Services [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member] | Williams NGL & Petchem Services [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member] | Access Midstream Partners [Member]
Segment revenues:
Total revenues	0		0		0
Segment profit (loss)	61		0		0
Equity earnings (losses)	30		0		0
Income (loss) from investments	31		0		0
Operating income (loss)	0		0		0
Other financial information:
Additions to long-lived assets	0		0		0
Depreciation and amortization	0		0		0
Total assets and equity method investments by reporting segment
Total assets	2,161		2,187
Equity Method Investments	2,161		2,187
Operating Segments [Member] | Access Midstream Partners [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member] | Access Midstream Partners [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member] | Other [Member]
Segment revenues:
Total revenues	36		27		25
Segment profit (loss)	(5)		56		24
Equity earnings (losses)	0		0		13
Income (loss) from investments	0		53		11
Operating income (loss)	(5)		3		0
Other financial information:
Additions to long-lived assets	27		31		46
Depreciation and amortization	24		22		24
Total assets and equity method investments by reporting segment
Total assets	1,359		1,787
Equity Method Investments	0		0
Operating Segments [Member] | Other [Member] | Service [Member]
Segment revenues:
Total revenues	36		27		25
Operating Segments [Member] | Other [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member]
Segment revenues:
Total revenues	(11)		(12)		(11)
Other financial information:
Additions to long-lived assets	0		0		0
Depreciation and amortization	0		0		0
Total assets and equity method investments by reporting segment
Total assets	(435)		(471)
Equity Method Investments	0		0
Intersegment Elimination [Member] | Service [Member]
Segment revenues:
Total revenues	(11)		(12)		(11)
Intersegment Elimination [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Williams Partners [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Williams Partners [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Williams NGL & Petchem Services [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Williams NGL & Petchem Services [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Access Midstream Partners [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Access Midstream Partners [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Other [Member] | Service [Member]
Segment revenues:
Total revenues	(11)		(12)		(11)
Intersegment Elimination [Member] | Other [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
General Corporate Expenses [Member]
Segment revenues:
Operating income (loss)	$ (164)		$ (188)		$ (187)

[1]	Items also included in Segment profit (loss). (See Note 18 – Segment Disclosures.)